Label		Element	Value
IQ Hedge Multi-Strategy Plus Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	IQ Hedge Multi-Strategy Plus Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Hedge Multi-Strategy Plus Index (the “Index”). The Index seeks to provide superior returns (“alpha”) relative to the Standard & Poor's 500® Composite Stock Total Return Index (the “S&P 500 Index”) with lower volatility than the S&P 500 Index and correlation to the S&P 500 Index that is similar to the correlation between hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the sections captioned “Information on Sales Charges” below and “Alternative Sales Arrangements” of the Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2015
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 116% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	116.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the sections captioned “Information on Sales Charges” below and “Alternative Sales Arrangements” of the Statement of Additional Information (“SAI”).

Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including exchange-traded funds (“ETFs”) and money market funds.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund is a “fund of funds” which means it invests, under normal circumstances, a significant portion of its assets in underlying funds, including ETFs, exchange-traded notes (“ETNs”), and other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”), and may include exchange-traded notes (“ETNs”) (such ETFs, ETVs and ETNs are referred to collectively as “exchange-traded products” or “ETPs”). The Fund will take both long and short positions in the ETPs in which it invests. The Fund may also invest in one or more financial instruments, including but not limited to swap agreements (collectively, “Financial Instruments”). The Fund uses total return swaps as a principal investment strategy to increase the overall exposure of the Fund to replicate the leveraged exposures of the Underlying Index and may also use total return swaps to effect certain short positions reflected in its Underlying Index. The exposure of the Fund will vary but in any event will be no more than 200% of net assets as of each monthly rebalance date.

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”), an affiliate of IndexIQ Advisors LLC, the Fund's Investment Advisor. The Fund does not invest in hedge funds, and the Underlying Index does not include hedge funds as Underlying Index Components. The Fund is not a fund of hedge funds.

The Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with IndexIQ's rules-based methodology of such Underlying Index. Such Underlying Index Components include long and short positions primarily in ETFs, but may also include ETNs and ETVs.

The Underlying Index construction process begins by seeking to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds that employ various hedge fund investment styles (the “Strategy”). These styles may include but are not limited to long/short equity, macro, market neutral, event-driven, fixed-income arbitrage, emerging markets and other strategies commonly used by hedge fund managers.
•	Long/short hedge funds typically diversify their risks by limiting the net exposure to particular regions, industries, sectors and market capitalization bands, allowing them to focus on company-specific anomalies. At the same time, long/short managers often hedge against un-diversifiable risk, such as market risk (i.e., the returns of the overall equity market). Certain long/short managers focus on specific sectors, regions or industries, on particular investment styles, such as value or growth, or certain types of stocks, such as small or large.
•	Macro hedge funds typically employ top-down macro analysis (e.g., political trends, macro economics, etc.) to identify dislocations in equity, fixed-income, currency and commodity markets that are expected to lead to large price movements.
•	Market Neutral hedge funds typically invest in both long and short positions in stocks while minimizing exposure to the systematic components of risk. These market neutral strategies seek to have a zero “beta” (or “market”) exposure to one or more systematic risk factors including the overall market (as represented by the S&P 500 Index), economic sectors or industries, market capitalization, region and country. Market neutral strategies that effectively neutralize the market exposure are not impacted by directional moves in the market.
•	Event-Driven hedge funds typically invest in a combination of credit opportunities and event-driven equities. Within the credit-oriented portion, sub-strategies include long/short high yield credit (below investment grade corporate bonds or “junk” bonds), leveraged loans (bank debt, mezzanine, or self-oriented loans), capital structure arbitrage (debt vs. debt or debt vs. equity), and reorganization equity. Within the equity portion, sub-strategies include risk (or merger) arbitrage, holding company arbitrage, special situations and value equities where a change in management, significant product launch, or some other economic catalyst is expected to unlock shareholder wealth. Event-driven managers invest across multiple asset classes and may also seek to exploit shifts in economic cycles.
•	Fixed Income Arbitrage hedge funds typically employ strategies that seek to take advantage of price differentials and inefficiencies between related fixed-income securities that are related either economically or statistically. Such funds may limit volatility by hedging out interest rate risk and market exposure.
•	Emerging Market hedge funds typically invest in financial instruments such as equities, sovereign and corporate debt issues and currencies of countries in “emerging” markets. Emerging countries are those in a transitional state from developing to developed.

The Underlying Index generally is based on the premise that hedge fund returns, when aggregated among hedge funds with similar investment styles, display over time significant exposures to a set of common investment strategies and asset classes. By creating an index that has similar exposures to the same investment strategies and asset classes as hedge funds generally, IndexIQ seeks to replicate the beta return characteristics of hedge funds. The Underlying Index takes this notion of replication one step further by using a rules-based optimization and leverage process in an attempt to achieve its investment objective.

The Underlying Index Components of this Strategy generally provide exposures to:
•	U.S. large-cap equity;
•	U.S. small-cap equity;
•	U.S. growth equity;
•	U.S. value equity;
•	Emerging market equity, debt and sovereign debt;
•	Foreign equity (Europe, Australasia & Far East);
•	U.S. investment grade corporate debt;
•	U.S. government short- and intermediate-term maturity obligations;
•	U.S. high yield (or “junk”) corporate debt;
•	U.S. Treasury Inflation Protection Securities (“TIPS”);
•	U.S. mortgage-backed debt;
•	U.S. convertible debt;
•	Foreign sovereign debt;
•	Foreign currencies and currency futures;
•	U.S. and foreign real estate investment trusts;
•	Commodities; and
•	The implied volatility of the S&P 500 Index.

The Underlying Index is unlike traditional market-oriented indexes like the S&P 500 Index. Instead of tracking the performance of publicly-traded issuers representing a market or industry sector, the Underlying Index seeks to track the beta returns of distinct hedge fund investment styles.

For additional information about the Fund's principal investment strategies, see “Description of the Principal Strategies and Risks of the Fund.”

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses. As with all investments, you may lose money in the Fund. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Strategies and Risks of the Fund.”

Fund of Funds Risk

The Fund's investment performance, because it is a fund of funds, depends on the investment performance of the ETPs in which it invests.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Derivatives Risk

The Fund employs the use of derivatives, which are subject to a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. For example, entry into a swap agreement presents risks including, primarily, counterparty credit risk. The use of futures contracts presents risks, including, primarily, interest rate risk and currency risk.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Commodity Risk

Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities markets.

Exchange-traded Product Risk

The value of a Fund's investment in ETPs is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings.

Foreign Risk

When the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets.

Long/Short Risk

There is no guarantee that the returns on the Fund's long or short, if any, positions will produce positive returns, and the Fund could lose money if either or both positions produce negative returns. In addition, the Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, as a result, suffer losses that exceed the amount invested in those assets.

Short Sales Risk

Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited downside potential.

Credit Default Risk

An issuer or guarantor of fixed-income securities (including ETNs) held by the Fund may default on its obligation to pay interest and repay principal.

Leverage Risk

Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

Non-Diversification Risk

The Fund is non-diversified and may be susceptible to greater losses if a single portfolio investment declines than would a diversified mutual fund.

Risk of Investing in Real Estate Instruments

The Fund may invest in real estate instruments (“REITs”) or ETFs tracking REIT performance, which expose the Fund to real estate investment risks and to risks created by poor REIT management, adverse tax consequences and limited diversification among type and geographic location of properties.

Tax Risk

The tax treatment of derivatives is unclear for purposes of determining the Fund's tax status.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all investments, you may lose money in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	The Fund is non-diversified and may be susceptible to greater losses if a single portfolio investment declines than would a diversified mutual fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The bar chart that follows shows the annual total returns of the Fund's Class I shares for a full calendar year. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The sales load on Class A shares was implemented on April 15, 2015 and was not in effect for the periods included the table below. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one calendar year compared with its underlying index and another broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Fund performance is compared to the broad-based S&P 500® Index, the Underlying Index and the HFRX Global Hedge Fund Index, which tracks hedge funds pursuing multiple investment strategies. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess
The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one calendar year compared with its underlying index and another broad measure of market performance.

Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Fund performance is compared to the broad-based S&P 500® Index, the Underlying Index and the HFRX Global Hedge Fund Index, which tracks hedge funds pursuing multiple investment strategies.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-888-934-0777
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.indexiq.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
The Fund's year-to-date total return as of June 30, 2015 was 0.57%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	8.35%	Q3/2010
Lowest Return	-3.95%	Q3/2011

Year to Date Return, Label		rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2015 was
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.57%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	8.35%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(3.95%)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2014
IQ Hedge Multi-Strategy Plus Fund | IQ Hedge Multi-Strategy Plus Index
Risk/Return:		rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	4.50%
5 Years		rr_AverageAnnualReturnYear05	5.32%
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	5.69%
IQ Hedge Multi-Strategy Plus Fund | Standard & Poor's 500® Composite Stock Total Return Index
Risk/Return:		rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	9.98%
IQ Hedge Multi-Strategy Plus Fund | HFRX Global Hedge Fund Index
Risk/Return:		rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	(0.58%)
5 Years		rr_AverageAnnualReturnYear05	1.04%
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	1.18%
IQ Hedge Multi-Strategy Plus Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee		rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees & Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	[3]	rr_ExpensesOverAssets	1.78%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 721
Expense Example, with Redemption, 3 Years	[4]	rr_ExpenseExampleYear03	1,079
Expense Example, with Redemption, 5 Years	[4]	rr_ExpenseExampleYear05	1,461
Expense Example, with Redemption, 10 Years	[4]	rr_ExpenseExampleYear10	$ 2,529
1 Year		rr_AverageAnnualReturnYear01	2.62%
5 Years		rr_AverageAnnualReturnYear05	2.98%
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	3.18%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
IQ Hedge Multi-Strategy Plus Fund | Class A | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year	[5]	rr_AverageAnnualReturnYear01	0.77%
5 Years	[5]	rr_AverageAnnualReturnYear05	2.30%
Since Inception	[1],[5]	rr_AverageAnnualReturnSinceInception	2.47%
IQ Hedge Multi-Strategy Plus Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year	[5]	rr_AverageAnnualReturnYear01	1.97%
5 Years	[5]	rr_AverageAnnualReturnYear05	2.14%
Since Inception	[1],[5]	rr_AverageAnnualReturnSinceInception	2.27%
IQ Hedge Multi-Strategy Plus Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee		rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees & Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	[3]	rr_ExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	[4]	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	[4]	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	[4]	rr_ExpenseExampleYear10	$ 1,669
Annual Return 2009		rr_AnnualReturn2009	15.02%
Annual Return 2010		rr_AnnualReturn2010	4.16%
Annual Return 2011		rr_AnnualReturn2011	(1.91%)
Annual Return 2012		rr_AnnualReturn2012	4.75%
Annual Return 2013		rr_AnnualReturn2013	7.25%
Annual Return 2014		rr_AnnualReturn2014	3.01%
1 Year		rr_AverageAnnualReturnYear01	3.01%
5 Years		rr_AverageAnnualReturnYear05	3.41%
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	3.52%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
IQ Hedge Multi-Strategy Plus Fund | Class I | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year	[5]	rr_AverageAnnualReturnYear01	1.00%
5 Years	[5]	rr_AverageAnnualReturnYear05	2.54%
Since Inception	[1],[5]	rr_AverageAnnualReturnSinceInception	2.66%
IQ Hedge Multi-Strategy Plus Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year	[5]	rr_AverageAnnualReturnYear01	2.20%
5 Years	[5]	rr_AverageAnnualReturnYear05	2.38%
Since Inception	[1],[5]	rr_AverageAnnualReturnSinceInception	2.47%

[1]	The Fund commenced operations on June 30, 2008.
[2]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions of Class A Shares made within one year of the date of purchase on Shares that were purchased without an initial sales charge. This contingent deferred sales charge will not apply to Investor Class Shares (now converted to Class A Shares) owned as of April 14, 2015.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including exchange-traded funds (“ETFs”) and money market funds.
[4]	The Expense Example reflects the current expense waiver and reimbursement agreement in effect through September 30, 2015. Thus, the 3 years, 5 years and 10 years examples reflect the expense waiver and reimbursement for only the first year.
[5]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.